Leases - Information related to Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	$ 4,011	$ 4,372
Additions including remeasurements and cancellations	1,326	855
Depreciation and impairment	(1,257)	(1,174)
Currency and other	40	(42)
Right of use Assets	4,119	4,011
Drilling Rigs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	951	1,212
Additions including remeasurements and cancellations	380	160
Depreciation and impairment	(349)	(398)
Currency and other	23	(23)
Right of use Assets	1,004	951
Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,320	1,302
Additions including remeasurements and cancellations	853	439
Depreciation and impairment	(571)	(413)
Currency and other	4	(8)
Right of use Assets	1,606	1,320
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,365	1,537
Additions including remeasurements and cancellations	18	59
Depreciation and impairment	(179)	(225)
Currency and other	11	(6)
Right of use Assets	1,215	1,365
Storage facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	156	72
Additions including remeasurements and cancellations	45	141
Depreciation and impairment	(68)	(57)
Currency and other	0	0
Right of use Assets	133	156
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	219	249
Additions including remeasurements and cancellations	30	56
Depreciation and impairment	(90)	(81)
Currency and other	2	(5)
Right of use Assets	161	219
Assets under development [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and impairment	$ (359)	$ (375)